Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024
C000105241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Altegris Futures Evolution Strategy Fund
Average Annual Return, Percent	2.30%		3.71%	3.98%
C000105242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Altegris Futures Evolution Strategy Fund
C000105243
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Altegris Futures Evolution Strategy Fund
Without Sales Load [Member] | C000105241
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%		4.95%	4.60%
Without Sales Load [Member] | C000105242
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%		4.18%	3.83%
Without Sales Load [Member] | C000105243
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%		5.20%	4.86%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.92%		(2.02%)	(0.42%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.92%		(2.02%)	(0.42%)
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.92%		(2.02%)	(0.42%)
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.43%		2.17%	1.52%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.43%		2.17%	1.52%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.43%		2.17%	1.52%